Schedule of Fair Value of the Purchase Consideration (Details) - USD ($)	1 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Larkspur Larkspur Merger Sub Inc [Member]
Business Acquisition [Line Items]
Total fair value of the purchase consideration		$ 91,251,871
Larkspur [Member]
Business Acquisition [Line Items]
Total fair value of the purchase consideration	$ 91,251,871
Common Stock [Member] | Larkspur Larkspur Merger Sub Inc [Member]
Business Acquisition [Line Items]
Total fair value of the purchase consideration		67,197,300
Common Stock [Member] | Larkspur [Member]
Business Acquisition [Line Items]
Total fair value of the purchase consideration	67,197,300
Warrant [Member] | Larkspur Larkspur Merger Sub Inc [Member]
Business Acquisition [Line Items]
Total fair value of the purchase consideration		12,190,015
Warrant [Member] | Larkspur [Member]
Business Acquisition [Line Items]
Total fair value of the purchase consideration	12,190,015
Share-Based Payment Arrangement, Option [Member] | Larkspur Larkspur Merger Sub Inc [Member]
Business Acquisition [Line Items]
Total fair value of the purchase consideration		$ 11,864,556
Share-Based Payment Arrangement, Option [Member] | Larkspur [Member]
Business Acquisition [Line Items]
Total fair value of the purchase consideration	$ 11,864,556